Notes to the Statement of Consolidated Cash Flows - Summary of Major Non-cash Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Finance lease obligations incurred for acquisition of aircraft	¥ 6,865	¥ 8,838	¥ 21,887